UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2014

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments:

Putnam Emerging Markets Income Fund

The fund's portfolio
2/28/14 (Unaudited)

CORPORATE BONDS AND NOTES (55.3%)(a)
		Principal amount	Value

Banking (15.3%)

Banco de Credito del Peru 144A sr. unsec. sub. FRN notes 6 1/8s, 2027 (Peru)		$200,000	$202,500

Banco de Credito del Peru/Panama 144A sr. unsec. sub. FRN notes 6 7/8s, 2026 (Peru)		50,000	52,500

Banco do Brasil SA 144A jr. sub. FRB bonds 9 1/4s, 2049 (Brazil)		200,000	210,116

Banco Nacional de Costa Rica 144A sr. unsec. notes 4 7/8s, 2018 (Costa Rica)		200,000	199,290

BBVA Banco Continental SA 144A sr. unsec. notes 3 1/4s, 2018 (Peru)		500,000	499,601

State Bank of India/London 144A sr. unsec. unsub. notes 4 1/8s, 2017 (India)		200,000	205,234

VTB Bank OJSC 144A jr. unsec. sub. FRN notes 9 1/2s, perpetual maturity (Russia)		200,000	216,744

			1,585,985
Basic materials (4.1%)

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)		200,000	229,200

Mexichem SAB de CV 144A sr. unsec. notes 4 7/8s, 2022 (Mexico)		200,000	197,000

			426,200
Capital goods (1.1%)

Embraer Overseas, Ltd 144A company guaranty sr. unsec. notes 5.696s, 2023 (Brazil)		111,000	114,719

			114,719
Coal (1.6%)

Indo Energy Finance II BV 144A company guaranty sr. notes 6 3/8s, 2023 (Indonesia)		200,000	164,700

			164,700
Communication services (5.4%)

America Movil SAB de CV sr. unsec. notes 6.45s, 2022 (Mexico)	MXN	4,700,000	329,414

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)		$200,000	211,500

NII International Telecom SCA144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)		30,000	20,850

			561,764
Consumer cyclicals (2.2%)

Grupo Televisa, S.A.B sr. unsec. unsub. notes Ser. EMTN, 7 1/4s, 2043 (Mexico)	MXN	2,000,000	115,841

Hutchison Whampoa International 12, Ltd. 144A company guaranty unsec. sub. FRB bonds 6s, 2049 (Cayman Islands)		$100,000	106,750

			222,591
Consumer staples (3.0%)

JBS Investments GmbH 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Austria)		200,000	207,000

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)		100,000	105,750

			312,750
Investment banking/Brokerage (1.9%)

Morgan Stanley sr. unsec. notes 11 1/2s, 2020 (Brazil)	BRL	470,000	194,639

			194,639
Oil and gas (14.3%)

Ecopetrol SA sr. unsec. unsub. notes 7 5/8s, 2019 (Colombia)		$50,000	60,000

KazMunayGas National Co., JSC 144A sr. unsec. bonds 6 3/8s, 2021 (Kazakhstan)		200,000	217,240

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)		200,000	186,882

Nexen Energy ULC sr. unsec. unsub. notes 6.4s, 2037 (Canada)		100,000	117,003

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s, 2022 (Indonesia)		200,000	193,600

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)		200,000	200,501

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5 3/8s, 2027 (Venezuela)		50,000	27,250

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)		165,000	133,238

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2045 (Mexico)		200,000	212,592

Petroleum Co. of Trinidad & Tobago Ltd. 144A sr. unsec. notes 9 3/4s, 2019 (Trinidad)		100,000	124,500

			1,472,806
Real estate (1.9%)

Country Garden Holdings Co., Ltd. 144A company guaranty sr. unsec. unsub. notes 7 1/2s, 2023 (China)		200,000	191,250

			191,250
Transportation (1.1%)

DP World Sukuk, Ltd. 144A unsec. bonds 6 1/4s, 2017 (Cayman Islands)		100,000	111,900

			111,900
Utilities and power (3.4%)

Cenrais Electricas Brasileiras SA 144A sr. unsec. unsub. notes 6 7/8s, 2019 (Brazil)		100,000	107,000

Korea Gas Corp. 144A sr. unsec. unsub. notes 6 1/4s, 2042 (South Korea)		200,000	239,534

			346,534

Total corporate bonds and notes (cost $6,137,022)			$5,705,838

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (40.5%)(a)
		Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 8.28s, 2033 (Argentina)		$280,408	$199,462

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina)		560,815	406,591

Bahamas (Commonwealth of) 144A sr. unsec. notes 5 3/4s, 2024 (Bahamas)		200,000	200,225

Brazil (Federal Republic of) sr. unsec. unsub. bonds 7 1/8s, 2037 (Brazil)		200,000	233,200

Columbia (Republic of) sr. unsec. notes 4 3/8s, 2023 (Colombia)	COP	300,000,000	125,251

Eskom Holdings SOC, Ltd. 144A sr. unsub. notes 5 3/4s, 2021 (South Africa)		$200,000	202,040

Financing of Infrastructural Projects State Enterprise 144A sr. unsec. bonds 9s, 2017 (Ukraine)		200,000	172,000

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)		29,000	29,386

Ghana (Republic of) 144A unsec. notes 7 7/8s, 2023 (Ghana)		130,870	120,728

Hungary (Government of) sr. unsub. notes 6 1/4s, 2020 (Hungary)		100,000	109,500

Malaysia (Federation of) sr. unsec. notes 3.492s, 2020 (Malaysia)	MYR	675,000	200,487

Peru (Republic of) sr. unsec. bonds 8 3/4s, 2033 (Peru)		$75,000	107,773

Peru (Republic of) 144A sr. unsec. notes 6.9s, 2037 (Peru)	PEN	350,000	118,393

Petroleos Mexicanos 144A GDN company guaranty sr. unsec. unsub. notes 7.65s, 2021 (Mexico)	MXN	11,000	85,784

Philippines (Republic of) sr. unsec. unsub. bonds 6 3/8s, 2034 (Philippines)		$150,000	185,556

Poland (Republic of) unsec. bonds 5 1/4s, 2020 (Poland)	PLN	500,000	177,137

Russia (Federation of) unsec. bonds 8.15s, 2027 (Russia)	RUB	5,000,000	136,788

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)		$160,875	186,615

Serbia (Republic of) 144A sr. unsec. unsub. bonds 6 3/4s, 2024 (Serbia)		47,203	47,589

Slovenia (Republic of) 144A sr. unsec. bonds 5.85s, 2023 (Slovenia)		200,000	214,938

South Africa (Republic of) unsec. bonds Ser. 2023, 7 3/4s, 2023 (South Africa)		2,000,000	177,321

Turkey (Republic of) unsec. bonds 9s, 2017 (Turkey)	TRY	800,000	346,860

Turkey (Republic of) unsec. bonds 6s, 2041 (Turkey)		$200,000	187,674

Ukraine (Government of) 144A sr. unsec. unsub. bonds 6.58s, 2016 (Ukraine)		100,000	88,314

Venezuela (Republic of) sr. unsec. unsub. notes 12 3/4s, 2022 (Venezuela)		150,000	125,968

Total foreign government and agency bonds and notes (cost $4,667,771)			$4,185,580

SHORT-TERM INVESTMENTS (2.1%)(a)
		Shares	Value

Putnam Short Term Investment Fund 0.06%(AFF)		215,327	$215,327

Total short-term investments (cost $215,327)			$215,327

TOTAL INVESTMENTS

Total investments (cost $11,020,120)(b)			$10,106,745

FORWARD CURRENCY CONTRACTS at 2/28/14 (aggregate face value $5,790,938) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Brazilian Real	Buy	4/2/14	$2,540	$2,496	$44
	Brazilian Real	Sell	4/2/14	2,540	2,471	(69)
	Chilean Peso	Buy	4/16/14	486	580	(94)
	Peruvian New Sol	Sell	4/16/14	72,128	71,198	(930)
Barclays Bank PLC
	Euro	Buy	3/19/14	39,752	39,066	686
	Euro	Sell	3/19/14	39,752	39,062	(690)
	Polish Zloty	Buy	3/19/14	153,402	150,163	3,239
	South African Rand	Sell	4/16/14	45,279	44,935	(344)
	Turkish Lira	Sell	3/19/14	79,468	77,356	(2,112)
Citibank, N.A.
	Brazilian Real	Buy	4/2/14	140,775	136,789	3,986
	Chilean Peso	Sell	4/16/14	43,358	43,080	(278)
	Euro	Buy	3/19/14	84,197	83,071	1,126
	Euro	Sell	3/19/14	84,197	82,637	(1,560)
	Thai Baht	Buy	5/21/14	224,874	221,183	3,691
	Turkish Lira	Buy	3/19/14	32,598	32,215	383
	Turkish Lira	Sell	3/19/14	32,598	34,554	1,956
Credit Suisse International
	Indian Rupee	Buy	5/21/14	43,404	41,608	1,796
	Japanese Yen	Sell	5/21/14	52,863	52,825	(38)
	Mexican Peso	Sell	4/16/14	1,593	842	(751)
	Philippine Peso	Buy	5/21/14	15,650	15,312	338
	Singapore Dollar	Buy	5/21/14	4,418	4,392	26
	South African Rand	Buy	4/16/14	104,037	107,369	(3,332)
	South Korean Won	Sell	5/21/14	757	824	67
Deutsche Bank AG
	Euro	Buy	3/19/14	39,752	39,066	686
	Euro	Sell	3/19/14	39,752	39,006	(746)
	Polish Zloty	Buy	3/19/14	176,372	170,621	5,751
	Polish Zloty	Sell	3/19/14	176,372	172,383	(3,989)
	Romanian Leu	Buy	3/19/14	21,004	20,711	293
	Turkish Lira	Buy	3/19/14	45,025	45,598	(573)
	Turkish Lira	Sell	3/19/14	45,025	44,620	(405)
Goldman Sachs International
	Euro	Buy	3/19/14	44,859	44,157	702
	Euro	Sell	3/19/14	44,859	44,038	(821)
HSBC Bank USA, National Association
	Australian Dollar	Sell	4/16/14	44,578	44,546	(32)
	Euro	Buy	3/19/14	84,197	83,071	1,126
	Euro	Sell	3/19/14	84,197	82,604	(1,593)
	Indonesian Rupiah	Buy	5/21/14	238,895	228,059	10,836
	Nigerian Naira	Buy	4/16/14	59,367	60,685	(1,318)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	4/16/14	44,934	44,417	(517)
	Brazilian Real	Buy	4/2/14	146,660	142,669	3,991
	Brazilian Real	Sell	4/2/14	146,660	144,201	(2,459)
	Euro	Buy	3/19/14	23,741	23,329	412
	Euro	Sell	3/19/14	23,741	23,301	(440)
	Hungarian Forint	Buy	3/19/14	148,180	147,463	717
	Indian Rupee	Buy	5/21/14	44,881	44,955	(74)
	Malaysian Ringgit	Buy	5/21/14	131,485	128,918	2,567
	Mexican Peso	Sell	4/16/14	13,521	13,134	(387)
	New Taiwan Dollar	Sell	5/21/14	45,716	45,561	(155)
	Polish Zloty	Buy	3/19/14	2,022	1,955	67
	Polish Zloty	Sell	3/19/14	2,022	1,977	(45)
	Russian Ruble	Buy	3/19/14	163,949	175,341	(11,392)
	Singapore Dollar	Buy	5/21/14	95,772	95,209	563
	South African Rand	Buy	4/16/14	443	437	6
	South African Rand	Sell	4/16/14	443	444	1
Royal Bank of Scotland PLC (The)
	Brazilian Real	Buy	4/2/14	10,161	9,994	167
	Brazilian Real	Sell	4/2/14	10,161	9,887	(274)
	Euro	Buy	3/19/14	118,014	116,405	1,609
	Euro	Sell	3/19/14	118,014	115,801	(2,213)
	Hungarian Forint	Buy	3/19/14	193,766	194,454	(688)
	Hungarian Forint	Sell	3/19/14	193,766	192,566	(1,200)
	Mexican Peso	Buy	4/16/14	25,022	25,226	(204)
	Mexican Peso	Sell	4/16/14	25,022	24,950	(72)
State Street Bank and Trust Co.
	Brazilian Real	Buy	4/2/14	167,533	163,579	3,954
	Brazilian Real	Sell	4/2/14	167,660	163,195	(4,465)
	Colombian Peso	Sell	4/16/14	42,875	44,951	2,076
	Euro	Buy	3/19/14	283,235	278,092	5,143
	Euro	Sell	3/19/14	283,235	279,445	(3,790)
	New Taiwan Dollar	Sell	5/21/14	45,719	45,545	(174)
	Polish Zloty	Buy	3/19/14	175,013	169,274	5,739
	Polish Zloty	Sell	3/19/14	175,013	172,012	(3,001)
	Singapore Dollar	Sell	5/21/14	282,503	280,867	(1,636)
WestPac Banking Corp.
	Australian Dollar	Sell	4/16/14	68,246	68,191	(55)

Total						$10,828

Key to holding's currency abbreviations
BRL	Brazilian Real
COP	Colombian Peso
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Neuvo Sol
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
USD / $	United States Dollar
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
GDN	Global Depository Notes: represents ownership of foreign securities on deposit with a custodian bank
JSC	Joint Stock Company
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2013 through February 28, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $10,322,333.
(b)	The aggregate identified cost on a tax basis is $11,020,120, resulting in gross unrealized appreciation and depreciation of $150,379 and $1,063,754, respectively, or net unrealized depreciation of $913,375.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$849,938	$—	$634,611	$69	$215,327
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
	At the close of the reporting period, the fund maintained liquid assets totaling $15,953 to cover certain derivatives.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Mexico	11.6%
	Brazil	11.5
	Peru	9.7
	Russia	7.2
	Argentina	6.0
	Turkey	5.3
	South Africa	3.8
	Indonesia	3.5
	Venezuela	2.8
	Ukraine	2.6
	South Korea	2.4
	Cayman Islands	2.2
	Kazakhstan	2.1
	United States	2.1
	Slovenia	2.1
	Jamaica	2.1
	Austria	2.0
	India	2.0
	Malaysia	2.0
	Bahamas	2.0
	Costa Rica	2.0
	China	1.9
	Philippines	1.8
	Colombia	1.8
	Poland	1.8
	Ghana	1.5
	Trinidad	1.2
	Canada	1.2
	Hungary	1.1
	Serbia	0.5
	Luxembourg	0.2

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $13,137 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Corporate bonds and notes	$—	$5,705,838	$—
Foreign government and agency bonds and notes	—	4,185,580	—
Short-term investments	215,327	—	—

Totals by level	$215,327	$9,891,418	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$10,828	$—

Totals by level	$—	$10,828	$—

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$63,744	$52,916

Total	$63,744	$52,916

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$10,800,000
The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note “(d)” above, and for borrowing transactions associated with securities sold short, if applicable, see the “Short sales of securities” note above.

	Offsetting of financial and derivative assets and liabilities
		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$44	$3,925	$11,142	$2,227	$6,730	$702	$11,962	$8,324	$1,776	$16,912	$—	$63,744

	Total Assets	$44	$3,925	$11,142	$2,227	$6,730	$702	$11,962	$8,324	$1,776	$16,912	$—	$63,744
	Liabilities:
	Forward currency contracts#	1,093	3,146	1,838	4,121	5,713	821	2,943	15,469	4,651	13,066	55	52,916

	Total Liabilities	$1,093	$3,146	$1,838	$4,121	$5,713	$821	$2,943	$15,469	$4,651	$13,066	55	$52,916

	Total Financial and Derivative Net Assets	$(1,049)	$779	$9,304	$(1,894)	$1,017	$(119)	$9,019	$(7,145)	$(2,875)	$3,846	$(55)	$10,828
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$(1,049)	$779	$9,304	$(1,894)	$1,017	$(119)	$9,019	$(7,145)	$(2,875)	$3,846	$(55)	$10,828

†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement.
##	Any over-collateralization of total financial and derivative net assets is not shown.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 25, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 25, 2014